Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Contract and Other Deferred Assets [Abstract]
Summary of contract and other deferred assets
Contract and Other Deferred Assets

	As of
	March 31, 2023	December 31, 2022
Contract assets	$593	$584
Other deferred assets	390	405

Contract and other deferred assets	983	989
Non-current contract assets (a)	38	37
Non-current other deferred assets (a)	81	82

Total contract and other deferred assets	$1,102	$1,108

(a)	Non-current contract and other deferred assets are recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.

Contract and Other Deferred Assets

	As of
	December 31, 2022	December 31, 2021
Contract assets	$584	$433
Other deferred assets	405	369

Contract and other deferred assets	989	802
Non-current contract assets (a)	37	19
Non-current other deferred assets (a)	82	77

Total contract and other deferred assets	$1,108	$898

(a)	Non-current contract and other deferred assets are recognized within All other assets in the Combined Statements of Financial Position.